Subsequent Events (Unaudited) (Details) $ / shares in Units, $ in Millions	1 Months Ended			3 Months Ended	9 Months Ended
	May 31, 2026 USD ($) property	May 07, 2026 $ / shares	Mar. 31, 2026 USD ($) property	Sep. 30, 2026 property $ / shares	Sep. 30, 2026 property $ / shares
Subsequent Events (Unaudited)
Number of senior housing communities				74	74
Dividends declared per common share (in dollars per share) | $ / shares				$ 0.285	$ 0.4449
Subsequent Events | O 2026 Q1 Dividends
Subsequent Events (Unaudited)
Dividends payable, date declared		May 07, 2026
Dividends declared per common share (in dollars per share) | $ / shares		$ 0.0174
Dividends payable, date to be paid		Jun. 24, 2026
Dividends payable, date of record		Jun. 12, 2026
Subsequent Events | O 2026 Q2 Dividends
Subsequent Events (Unaudited)
Dividends payable, date declared		May 07, 2026
Dividends declared per common share (in dollars per share) | $ / shares		$ 0.1425
Dividends payable, date to be paid		Jun. 24, 2026
Dividends payable, date of record		Jun. 12, 2026
Subsequent Events | Atlanta, Georgia
Subsequent Events (Unaudited)
Number of senior housing communities			2
Payment to acquire senior housing communities | $			$ 240
Subsequent Events | Florida
Subsequent Events (Unaudited)
Number of senior housing communities			3
Payment to acquire senior housing communities | $			$ 121
Subsequent Events | Seattle, Washington
Subsequent Events (Unaudited)
Number of senior housing communities			1
Payment to acquire senior housing communities | $			$ 41
Subsequent Events | Tucson, Arizona
Subsequent Events (Unaudited)
Number of senior housing communities	1
Payment to acquire senior housing communities | $	$ 52